Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2023 USD ($)
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 33,335,623
2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,731,988
2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,456,466
2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,636,406
2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,894,918
2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,231,911
2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,670,539
2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,787,427
2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,037,095
2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,235,652
2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,568,255
2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,736,157
2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,692,737
2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,513,943
2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	509,976
2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	883,620
2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,254,159
2043 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,494,374
Canada [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	28,885,183
Canada [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,731,988
Canada [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,456,466
Canada [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Canada [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,492,685
Canada [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,014,021
Canada [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,213,385
Canada [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,344,746
Canada [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,629,964
Canada [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,358,006
Canada [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,664,751
Canada [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,127,236
Canada [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,503,443
Canada [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,692,420
Canada [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,513,943
Canada [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	509,976
Canada [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	883,620
Canada [Member] | 2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,254,159
Canada [Member] | 2043 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,494,374
United States [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,450,440
United States [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	143,721
United States [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,880,897
United States [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	18,526
United States [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	325,793
United States [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	157,463
United States [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	679,089
United States [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	570,901
United States [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	441,019
United States [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	232,714
United States [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	317
United States [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2041 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2042 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
United States [Member] | 2043 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 0